EQUITY (Details 1)	0 Months Ended
Dec. 31, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
ShareBasedCompensationArrangementByShareBasedPaymentAwardAwardVestingRights	The vesting period of the outstanding options, RSUs and PSUs is generally 1 to 4 years from the date of grant. The rights of the ordinary shares obtained from the exercise of options, RSUs or PSUs are identical to those of the other ordinary shares of the Company. The contractual term of these options is primarily for seven years in prior plans and ten years for options granted under the 2010 plan described above.